SIGNIFICANT ACCOUNTING POLICIES - Schedule of summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties (Detail) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Balance at beginning of the year	¥ 87,854	¥ 34,857
Current year provision	24,915	61,336
Reversals	(11,021)	(8,339)
Write off	(21,014)
Balance at end of the year	¥ 80,734	¥ 87,854